REVISIONS OF PREVIOUSLY REPORTED CONSOLIDATED FINANCIAL STATEMENTS (10K) (Details 2) - shares	12 Months Ended
	Jun. 30, 2015	Jun. 30, 2014	Jun. 30, 2013
Revisions Of Previously Reported Consolidated Financial Statements [Line Items]
Stock based compensation 2010 Stock Incentive Plan		3,334
Stock based compensation 2011 Stock Incentive Plan
Stock based compensation 2012 Stock Incentive Plan	33,698	158,505
Stock based compensation 2013 Stock Incentive Plan	159,741	55,810
Retirement of common stock	(31,899)	(52,645)
Balance	35,763,663	35,602,123	35,602,123
As previously reported
Revisions Of Previously Reported Consolidated Financial Statements [Line Items]
Stock based compensation 2010 Stock Incentive Plan		6,668
Stock based compensation 2011 Stock Incentive Plan	10,002	51,667
Stock based compensation 2012 Stock Incentive Plan	88,991
Stock based compensation 2013 Stock Incentive Plan	165,463	131,203
Retirement of common stock	(31,899)	(49,311)
Balance	35,747,242	35,514,685	35,514,685
Adjustment
Revisions Of Previously Reported Consolidated Financial Statements [Line Items]
Stock based compensation 2010 Stock Incentive Plan		(3,334)
Stock based compensation 2011 Stock Incentive Plan	(10,002)	(51,667)
Stock based compensation 2012 Stock Incentive Plan	(55,293)	158,505
Stock based compensation 2013 Stock Incentive Plan	(5,722)	(75,393)
Retirement of common stock		(3,334)
Balance	16,421	87,438